Document and Entity Information	6 Months Ended
Feb. 28, 2015
Document And Entity Information
Document Type	S-1
Amendment Flag	false
Document Period End Date	Feb. 28, 2015
Trading Symbol	ELRN
Entity Registrant Name	Greenwood Hall, Inc.
Entity Central Index Key	0001557644
Current Fiscal Year End Date	--08-31
Entity Filer Category	Smaller Reporting Company